Deferred taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,774	$ 0
Acquisitions through business combinations, intangible assets and goodwill	(61,225)	(290,748)
Ending balance	52,363	1,774	$ 0
Deferred tax assets	20,749	15,824	15,472
Deferred tax liabilities	52,363	1,774	0
Deferred tax liability arising from unrealized gains and losses recognized on energy trading contracts	5,054
Derivative options
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	10,643
Deferred tax expense (income) recognised in profit or loss	0	(9,304)
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	0	(1,339)
Ending balance	0	0	10,643
Deferred tax liabilities	0	0	10,643
Employee profit sharing provision and other personnel accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	6,756	3,249
Deferred tax expense (income) recognised in profit or loss	(1,079)	4,242
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	593	(735)
Ending balance	6,270	6,756	3,249
Deferred tax liabilities	6,270	6,756	3,249
Deferred Tax On Intangible Assets From Business Combiantion [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,777	1,818
Deferred tax expense (income) recognised in profit or loss	14,942	379
Acquisitions through business combinations, intangible assets and goodwill	(58,230)
directly to equity / CTA	(1,050)	(420)
Ending balance	(42,561)	1,777	1,818
Deferred tax liabilities	(42,561)	1,777	1,818
Deferred consideration from business combination [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	650	0
Deferred tax expense (income) recognised in profit or loss	(123)	720
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	88	(70)
Ending balance	615	650	0
Deferred tax liabilities	615	650	0
Price adjustments from business combinations [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0
Deferred tax expense (income) recognised in profit or loss	0	166
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	0	(166)
Ending balance	0	0	0
Deferred tax liabilities	0	0	0
Business Combination, Earnout [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	4,818	639
Deferred tax expense (income) recognised in profit or loss	0	4,801
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	651	(622)
Ending balance	5,469	4,818	639
Deferred tax liabilities	5,469	4,818	639
Taxable Losses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,946	26
Deferred tax expense (income) recognised in profit or loss	(5)	2,225
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	217	(305)
Ending balance	2,158	1,946	26
Deferred tax liabilities	2,158	1,946	26
Tax on Accrual for Expenses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	581	15
Deferred tax expense (income) recognised in profit or loss	1,818	579
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	17	(13)
Ending balance	2,416	581	15
Deferred tax liabilities	2,416	581	15
Tax Depreciation of Fixed Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(272)	(308)
Deferred tax expense (income) recognised in profit or loss	(80)	(9)
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	0	45
Ending balance	(352)	(272)	(308)
Deferred tax liabilities	(352)	(272)	(308)
Deferred tax on performance fees - IFRS 15 [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(52)	(625)
Deferred tax expense (income) recognised in profit or loss	(993)	510
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	(14)	63
Ending balance	(1,059)	(52)	(625)
Deferred tax liabilities	(1,059)	(52)	(625)
Gain From Bargain Purchase [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(64)	(107)
Deferred tax expense (income) recognised in profit or loss	4	31
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	0	12
Ending balance	(60)	(64)	(107)
Deferred tax liabilities	(60)	(64)	(107)
Mark-to-market adjustment (d) [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,251)	(53)
Deferred tax expense (income) recognised in profit or loss	(2,500)	(2,316)
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	(124)	118
Ending balance	(4,875)	(2,251)	(53)
Deferred tax liabilities	(4,875)	(2,251)	(53)
Impact of IFRS 16 [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	166	174
Deferred tax expense (income) recognised in profit or loss	158	35
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	46	(43)
Ending balance	370	166	174
Deferred tax liabilities	370	166	174
Other temporary differences [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(5)	1
Deferred tax expense (income) recognised in profit or loss	0	(7)
Acquisitions through business combinations, intangible assets and goodwill	0
directly to equity / CTA	0	1
Ending balance	(5)	(5)	1
Deferred tax liabilities	(5)	(5)	1
Deferred Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	14,050	15,472
Deferred tax expense (income) recognised in profit or loss	12,142	2,052
Acquisitions through business combinations, intangible assets and goodwill	(58,230)
directly to equity / CTA	424	(3,474)
Ending balance	(31,614)	14,050	15,472
Deferred tax liabilities	$ (31,614)	$ 14,050	$ 15,472